MINERAL PROPERTY and EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) $ in Thousands, R in Millions			1 Months Ended			6 Months Ended		12 Months Ended			137 Months Ended
	Nov. 06, 2017 USD ($)	Nov. 07, 2011 ZAR (R)	Jun. 15, 2020	Sep. 21, 2017	Apr. 30, 2012 USD ($)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)	Aug. 31, 2020 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2016 USD ($)	Feb. 28, 2021 USD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Discount rate used to assess impairment						8.00%					8.00%
Non-controlling interest						$ 16,383		$ 16,126			$ 16,383
Capital commitments						34,295					34,295
Payments for exploration and evaluation expenses						1,403	$ 3,797
Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest	37.05%			45.65%
Purchase agreement amount	$ 17,200
Restricted Cash - Waterberg	$ 5,000
Payments for exploration and evaluation expenses											76,600
JOGMEC [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	21.95%			28.35%
Purchase agreement amount	$ 12,800
Decrease in proportion of ownership, interest sold	6.40%
Acquisition of interest, work requirement					$ 3,200
Acquisition of interest, work requirement, interest					37.00%
Capital commitments						$ 20,000					20,000
Proceeds from funds advanced for exploration and evaluation expenses									$ 6,000	$ 8,000
JOGMEC [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Decrease in proportion of ownership, interest sold	12.195%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest	49.90%	49.90%				49.90%		49.90%
Purchase agreement amount | R		R 1.2
Non-controlling interest						$ 7,100		$ 7,100			7,100
Subsequent expenditures on non-JV property receivable						$ 5,500					$ 5,500
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests	26.00%			26.00%	26.00%
Expense arising from exploration and evaluation of mineral resources					$ 1,120
Implats [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership, purchase agreement amount	15.00%		15.00%
Purchase agreement amount	$ 30,000
Decrease in proportion of ownership, interest sold	8.60%
Implats [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership, purchase agreement amount	50.01%
Purchase agreement amount	$ 34,800
Amount committed towards pro rata share of remaining DFS costs	$ 130,200
Waterberg JV Co. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest					37.00%	37.05%		37.05%
Proportion of ownership and voting rights held by non-controlling interests					26.00%
Effective proportion of ownership interest in subsidiary	50.02%		50.02%
Waterberg JV Co. [Member] | Purchase and Development Option [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation expenses recovered						$ 1,500